Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for credit loss	$ 159,911	$ 136,936
Tax loss carry forward	11,561
Total deferred tax assets	171,472	136,936
Less valuation allowance	(32,688)
Total deferred tax assets, net of valuation allowance	$ 138,784	$ 136,936